Financial investments - Summary of investments in VC funds in the form of partnership measured at fair value (Details) - 12 months ended Dec. 31, 2022	CNY (¥)	USD ($)
Financial investments
Contribution	¥ 20,893,800	$ 3,029,316
Fair value adjustment	(9,525,822)	(1,381,114)
Exchange differences	(654,025)	(94,825)
Ending Balance	¥ 10,713,953	$ 1,553,377